Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Summary of Total Income (Loss) Before Income Taxes

The following table summarizes our total income (loss) before income taxes (in thousands):

	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2016
Domestic income (loss) before income taxes	$199,682	$(3,966,322)	$938,156
Foreign income before income taxes	59,795	48,382	71,942

Total income (loss) before income taxes	$259,477	$(3,917,940)	$1,010,098

Provision for (Benefit from) Income Taxes

The provision for (benefit from) income taxes consisted of the following (in thousands):

	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2016
Current income tax provision
Domestic	$2,306	$—	$(35)
Foreign	33,311	10,817	25,721

Total	35,617	10,817	25,686

Deferred income tax benefit:
Domestic	$—	$—	$(80)
Foreign	(12,646)	(9,304)	(9,620)

Total	(12,646)	(9,304)	(9,700)

Total income tax provision (benefit):	$22,971	$1,513	$15,986

Income Tax Provision (Benefit)

The income tax provision (benefit) was different from the amount computed using the Luxembourg statutory income tax rate of 29.22% for the reasons set forth in the following table (in thousands):

	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2016
Expected tax provision (benefit) at Luxembourg statutory income tax rate	$75,819	$(1,144,822)	$295,150
Foreign income tax differential	40,099	42,339	51,787
Nontaxable interest income	(53,361)	(67,651)	—
Domestic financing activities	6,038	40,169	(8,279)
Change in tax rate	—	—	416,156
Tax deductible impairment charges in Luxembourg subsidiaries	—	(854,393)	(1,280,759)
Goodwill impairment	—	599,974	—
Changes in unrecognized tax benefits	1,229	(15,465)	(1,629)
Changes in valuation allowance	(24,147)	1,463,774	554,479
Tax effect of 2011 Intercompany Sale	(6,740)	(6,112)	(6,701)
Foreign tax credits	(2,147)	(2,171)	(5,480)
Research and development tax credits	(5,564)	(2,103)	(3,275)
Other	(8,255)	(52,026)	4,537

Total income tax provision (benefit)	$22,971	$1,513	$15,986

Net Deferred Tax Balances

The following table details the composition of the net deferred tax balances as of December 31, 2015 and 2016 (in thousands):

	As of December 31, 2015	As of December 31, 2016
Long-term deferred taxes, net	$(160,802)	$(168,445)
Other assets	12,203	15,181

Net deferred taxes	$(148,599)	$(153,264)

Components of Net Deferred Tax Liability

The components of the net deferred tax liability were as follows (in thousands):

	As of December 31, 2015	As of December 31, 2016
Deferred tax assets:
Accruals and advances	$26,672	$31,015
Amortizable intangible assets	739,058	17,549
Performance incentives	17,596	14,599
Customer deposits	17,771	20,664
Bad debt reserve	3,607	8,659
Accrued retirement benefits	72,520	67,988
Disallowed interest expense carryforward	111,038	109,575
Net operating loss carryforward	2,232,359	3,937,736
Tax credits	36,656	17,562
Other	14,646	16,491

Total deferred tax assets	3,271,923	4,241,848

Deferred tax liabilities:
Satellites and other property and equipment	(172,574)	(186,390)
Amortizable intangible assets	(30,788)	(379,653)
Non-amortizable intangible assets	(116,526)	(109,844)
Tax basis differences in investments and affiliates	(218,583)	(231,210)
Other	(21,040)	(72,524)

Total deferred tax liabilities	(559,511)	(979,621)

Valuation allowance	(2,861,011)	(3,415,491)

Total net deferred tax liabilities	$(148,599)	$(153,264)

Summary of Activity Related to Unrecognized Tax Benefits

The following table summarizes the activity related to our unrecognized tax benefits (in thousands):

	2015	2016
Balance at January 1	$67,135	$40,248
Increases related to current year tax positions	3,237	2,301
Increases related to prior year tax positions	962	1,530
Decreases related to prior year tax positions	(1,068)	(878)
Expiration of statute of limitations for the assessment of taxes	(30,018)	(7,034)

Balance at December 31	$40,248	$36,167